UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-08769

Badgley Funds, Inc.
(Exact name of registrant as specified in charter)

P.O. Box 701, Milwaukee, WI 53201-0701
(Address of principal executive offices) (Zip code)

Kirkland & Ellis LLP
200 East Randolph Street, Chicago, IL 60601
(Name and address of agent for service)

Registrant's telephone number, including area code:
1-877-BADGLEY (1-877-223-4539)

Date of fiscal year end: May 31

Date of reporting period: July 1, 2004 - June 30, 2005

Item 1. Proxy Voting Record.

The information contained herein discloses the following information for each matter relating to a portfolio security considered at any shareholder meeting held during the period covered by the report and with respect to which the registrant was entitled to vote:

(a) The name of the issuer of the portfolio security;

(b) The exchange ticker symbol of the portfolio security;

(c) The Council on Uniform Securities Identification Procedures ("CUSIP") number for the portfolio security;

(d) The shareholder meeting date;

(e) A brief identification of the matter voted on;

(f) Whether the matter was proposed by the issuer or by a security holder;

(g) Whether the registrant cast its vote on the matter;

(h) How the registrant cast its vote (e.g., for or against proposal, or abstain; for or withhold regarding election of directors); and

(i) Whether the registrant cast its vote for or against management.

BADGLEY BALANCED FUND
PROXY COMMITTEE

COMPANY NAME:	Dell Inc
TICKER SYMBOL:	DELL
CUSIP NUMBER:	24702R101
MEETING DATE:	07/16/04
PROXY STATEMENT:	On file

VOTE (F/A)
NO.	ISSUES	BP&B	MGMT

1	Election of Directors	F	F

2	Ratification of independent auditors.	F	F

3	Stockholder proposal relating to expensing stock options.	A	A

BADGLEY BALANCED FUND
PROXY COMMITTEE

COMPANY NAME:	Electronic Arts Inc
TICKER SYMBOL:	ERTS
CUSIP NUMBER:	285512109
MEETING DATE:	7/29/04
PROXY STATEMENT:	On file

VOTE (F/A)
NO.	ISSUES	BP&B	MGMT

1	Election of Directors	F	F

2	Amendments to the 2000 equity incentive plan.	F	F

3	Amendment to the 2000 employee stock purchase plan.	F	F

4	Amendment of the certificate of incorporation to	F	F
consolidate common stock.

5	Amendment of the certificate of incorporation to increase	F	F
the number of authorized shares of common stock.

6	Ratification of appointment of independent auditors.	F	F

BADGLEY BALANCED FUND
PROXY COMMITTEE

COMPANY NAME:	Medtronic, Inc.
TICKER SYMBOL:	MDT
CUSIP NUMBER:	585055106
MEETING DATE:	08/26/04
PROXY STATEMENT:	On file

VOTE (F/A)
NO.	ISSUES	BP&B	MGMT

1	Election of Directors	F	F

2	To ratify the appointment of PricewaterhouseCoopers LLP	F	F
as Medtronic’s independent registered public accounting firm.

The Board of Directors recommends a vote “against” proposal 3.

3	To consider and act upon a shareholder proposal	A	A
regarding elimination of charitable contributions.

BADGLEY BALANCED FUND
PROXY COMMITTEE

COMPANY NAME:	Symantec Corporation
TICKER SYMBOL:	SYMC
CUSIP NUMBER:	871503108
MEETING DATE:	9/15/04
PROXY STATEMENT:	On file

VOTE (F/A)
NO.	ISSUES	BP&B	MGMT

1	Election of Directors	F	F

2	To approve the adoption of Symantec’s amended and	F	F
restated certificate of incorporation which would increase the number of authorized shares of common stock from 900,000,000 to 1,600,000,000.

3	To approve the adoption of the Symantec 2004 equity	F	F
incentive plan and the reservation of 9,000,000 shares of common stock for issuance there under.

4	To approve amendments to Symantec’s 2000 Director	F	F

equity incentive plan, as amended (the “Director plan”, to increase the number of shares authorized for issuance there under from 25,000 to 50,000 and to provide for proportionate adjustment to shares subject to the Director plan upon any stock dividend, stock split or similar change in Symantec’s capital structure.

5	to ratify the selection of KPMG LLP as Symantec’s	F	F
independent auditors for the 2005 fiscal year.

 BADGLEY BALANCED FUND
PROXY COMMITTEE

COMPANY NAME:	FedEx Corp.
TICKER SYMBOL:	FDX
CUSIP NUMBER:	31428X106
MEETING DATE:	9/27/04
PROXY STATEMENT:	On file

VOTE (F/A)
NO.	ISSUES	BP&B	MGMT

1	Election of Directors	F	F

2	Approval of amendments to FedEx’s bylaws to provide for	F	F
the annual election of Directors.

3	Approval of amendment to FedEx’s incentive stock plan	F	F
to increase the number of shares reserved for issuance under the plan.

4	Ratification of independent registered public accounting	F	F
firm.

 BADGLEY BALANCED FUND
PROXY COMMITTEE

COMPANY NAME:	Affiliated Computer Service, Inc.
TICKER SYMBOL:	ACS
CUSIP NUMBER:	008190100
MEETING DATE:	10/28/04
PROXY STATEMENT:	On file

VOTE (F/A)
NO.	ISSUES	BP&B	MGMT

1	Election of Directors	F	F

2	To approve the performance-based incentive	F	F
compensation for the corporation’s executive officers.

3	To ratify the appointment of PricewaterhouseCoopers LLP	F	F
as the corporations independent registered public accounting firm for fiscal year 2005.

 BADGLEY BALANCED FUND
PROXY COMMITTEE

COMPANY NAME:	Estee Lauder Companies, Inc.
TICKER SYMBOL:	EL
CUSIP NUMBER:	518439104
MEETING DATE:	11/05/04
PROXY STATEMENT:	On file

VOTE (F/A)
NO.	ISSUES	BP&B	MGMT

1	Election of Directors	F	F

2	Ratification of appointment of KPMG LLP as	F	F
independent auditors for the 2005 fiscal year.

BADGLEY BALANCED FUND
PROXY COMMITTEE

COMPANY NAME:	Microsoft Corporation
TICKER SYMBOL:	MSFT
CUSIP NUMBER:	594918104
MEETING DATE:	11/09/04
PROXY STATEMENT:	On file

VOTE (F/A)
NO.	ISSUES	BP&B	MGMT

1	Election of Directors	F	F

2	Adoption of the amendments to the 2001 stock plan	F	F
and the 1991 stock option plan.

3	Adoption of the amendments to the 1999 stock plan	F	F
for non-employee Directors. The stock option plan for non-employee Directors and the stock option plan for consultants and advisors.

4	Approval of material terms of the performance	F	F
criteria for awards under the 2001 stock plan.

5	Ratification of the selection of Deloitte & Touche LLP	F	F
as the company’s independent auditor.

BADGLEY BALANCED FUND
PROXY COMMITTEE

COMPANY NAME:	Sysco Corporation
TICKER SYMBOL:	SYY
CUSIP NUMBER:	871829107
MEETING DATE:	11/12/04
PROXY STATEMENT:	On file

VOTE (F/A)
NO.	ISSUES	BP&B	MGMT

1	Election of Directors	F	F

2	Approval of ratification of appointment of Ernst & Young	F	F
LLP as the company’s independent accountants for fiscal 2005.

3	Approval of the 2004 stock option plan.	F	F

4	Approval of the payment of compensation to certain	F	F
executive officers under the 2004 long-term incentive cash plan pursuant to section 162(m) of the internal revenue code.

The Board of Directors recommends a vote “for” proposals 2, 3 and 4 above and a vote “against” proposal 5 below

5	Shareholder proposal requesting that the Board	A	A
review the company’s policies for food products containing genetically engineered ingredients and report to shareholders within six months.

BADGLEY BALANCED FUND
PROXY COMMITTEE

COMPANY NAME:	Cisco Systems, Inc.
TICKER SYMBOL:	CSCO
CUSIP NUMBER:	17275R102
MEETING DATE:	11/18/04
PROXY STATEMENT:	On file

VOTE (F/A)
NO.	ISSUES	BP&B	MGMT

1	Election of Directors	F	F

2	To ratify the appointment of PricewaterhouseCoopers LLP	F	F
as Cisco’s independent registered public accounting for the fiscal year ending July 30, 2005.

3	Proposal submitted by shareholders requesting	A	A

that the Boards compensation committee initiate a review of Cisco’s executive compensation policies and make available, upon request, a report of that review by January 1, 2005, as more fully set forth in the accompanying proxy statement.

BADGLEY BALANCED FUND
PROXY COMMITTEE

COMPANY NAME:	Walgreen Co.
TICKER SYMBOL:	WAG
CUSIP NUMBER:	931422109
MEETING DATE:	1/12/05
PROXY STATEMENT:	On file

VOTE (F/A)
NO.	ISSUES	BP&B	MGMT

1	Election of Directors	F	F

2	Ratification of the appointment of Deloitte & Touche	F	F
as independent registered public accounting firm.

3	Shareholder proposal to amend the by-laws to separate	A	A
the positions of Chairman of the Board and chief executive officer.

 BADGLEY BALANCED FUND
PROXY COMMITTEE

COMPANY NAME:	Johnson Controls, Inc.
TICKER SYMBOL:	JCI
CUSIP NUMBER:	478366107
MEETING DATE:	1/26/05
PROXY STATEMENT:	On file

VOTE (F/A)
NO.	ISSUES	BP&B	MGMT

1	Election of Directors	F	F

2	Approval of PricewaterhouseCoopers LLP as independent	F	F
auditors for 2005.

BADGLEY BALANCED FUND
PROXY COMMITTEE

COMPANY NAME:	Costco Wholesale Corporation
TICKER SYMBOL:	COST
CUSIP NUMBER:	22160K105
MEETING DATE:	1/27/05
PROXY STATEMENT:	On file

VOTE (F/A)
NO.	ISSUES	BP&B	MGMT

1	Election of Directors	F	F

2	Amendments to the 2002 stock incentive plan.	F	F

3	Shareholder proposal to adopt a vendor code of conduct.	A	A

4	Shareholder proposal to develop a policy for land	A	A
procurement and use.

5	Ratification of selection of independent auditors.	F	F

BADGLEY BALANCED FUND
PROXY COMMITTEE

COMPANY NAME:	Starbucks Corp
TICKER SYMBOL:	SBUX
CUSIP NUMBER:	855244109
MEETING DATE:	2/09/05
PROXY STATEMENT:	On file

VOTE (F/A)
NO.	ISSUES	BP&B	MGMT

1	Election of Directors	F	F

2	Proposal to approve the Starbucks corporation 2005	F	F
equity incentive plan, including the reservation of an additional 24,000,000 shares of common stock that may be issued under the plan.

3	Proposal to ratify the selection of Deloitte & Touche LLP	F	F
as the company’s independent registered public accounting firm for the fiscal year ending October 2, 2005.

4	Proposal to require the Board of Directors of the	A	A
company to establish a policy and goal of purchasing all or substantially all of its coffee as fair trade certified (TM) coffee by 2010, if properly presented at the meeting.

BADGLEY BALANCED FUND
PROXY COMMITTEE

COMPANY NAME:	Varian Medical Systems, Inc.
TICKER SYMBOL:	VAR
CUSIP NUMBER:	92220P105
MEETING DATE:	2/17/05
PROXY STATEMENT:	On file

VOTE (F/A)
NO.	ISSUES	BP&B	MGMT

1	Election of Directors	F	F

2	Approval of Varian Medical Systems, inc 2005 omnibus	F	F
stock plan.

3	Ratify the selection of PricewaterhouseCoopers LLP	F	F
as our independent auditors for fiscal year 2005.

 BADGLEY BALANCED FUND
PROXY COMMITTEE

COMPANY NAME:	Citigroup Inc.
TICKER SYMBOL:	C
CUSIP NUMBER:	172967101
MEETING DATE:	4/19/05
PROXY STATEMENT:	On file

VOTE (F/A)
NO.	ISSUES	BP&B	MGMT

1	Election of Directors	F	F

2	Proposal to ratify the selection of KPMG LLP as Citigroup’s independent	F	F
registered public accounting firm for 2005.

3	Proposal to approve the amended and restated Citigroup 1999 stock	F	F
incentive plan.

The Board of Directors recommends a vote
“against” each of proposals 4-10.

4	Stockholder proposal requesting a curb on executive compensation, no	A	A
further stock option grants and no renewals or extensions of option plans.

5	Stockholder proposal requesting a report on political contributions.	A	A

6	Stockholder proposal requesting that the Chairman of the Board have no	A	A
management duties, titles, or responsibilities.

7	Stockholder proposal requesting that CEO compensation be limited to no more	A	A
than 100 times the average compensation paid to the company’s non-managerial workers unless prior stockholder approval is granted.

8	Stockholder proposal requesting election of Director nominees by a	A	A
majority of vote cast

9	Stockholder proposal requesting a by-law amendment prohibiting	A	A
the payment of non-deductible compensation to any officer unless prior stockholder approval is granted.

10	Stockholder proposal requesting that a simple majority vote apply on each	A	A
issue that can be subject t a shareholder vote.

BADGLEY BALANCED FUND
PROXY COMMITTEE

COMPANY NAME:	State Street Corporation
TICKER SYMBOL:	STT
CUSIP NUMBER:	857477103
MEETING DATE:	4/20/05
PROXY STATEMENT:	On file

VOTE (F/A)
NO.	ISSUES	BP&B	MGMT

1	Election of Directors	F	F

2	To ratify the selection of Ernst & Young LLP as the	F	F
company’s independent registered public accounting firm
for 2005.

BADGLEY BALANCED FUND
PROXY COMMITTEE

COMPANY NAME:	L-3 Communications Holdings
TICKER SYMBOL:	LLL
CUSIP NUMBER:	502424104
MEETING DATE:	4/26/05
PROXY STATEMENT:	On file

VOTE (F/A)
NO.	ISSUES	BP&B	MGMT

1	Election of Directors	F	F

2	Approval of PricewaterhouseCoopers LLP as independent	F	F
auditors.

 BADGLEY BALANCED FUND
PROXY COMMITTEE

COMPANY NAME:	Praxair, Inc.
TICKER SYMBOL:	PX
CUSIP NUMBER:	74005P104
MEETING DATE:	4/26/05
PROXY STATEMENT:	On file

VOTE (F/A)
NO.	ISSUES	BP&B	MGMT

1	Election of Directors	F	F

2	Proposal to approve a non-employee Directors’ equity	F	F
compensation plan.
		F	F
3	Proposal to ratify the appointment of the independent
auditor.

BADGLEY BALANCED FUND
PROXY COMMITTEE

COMPANY NAME:	Stryker Corporation
TICKER SYMBOL:	SYK
CUSIP NUMBER:	863667101
MEETING DATE:	4/26/05
PROXY STATEMENT:	On file

VOTE (F/A)
NO.	ISSUES	BP&B	MGMT

1	Election of Directors	F	F

BADGLEY BALANCED FUND
PROXY COMMITTEE

COMPANY NAME:	General Electric
TICKER SYMBOL:	GE
CUSIP NUMBER:	369604103
MEETING DATE:	4/27/05
PROXY STATEMENT:	On file

VOTE (F/A)
NO.	ISSUES	BP&B	MGMT

A	Election of Directors	F	F

B	Ratification of selection of independent auditor.	F	F

The Board of Directors recommends a vote “against” shareowner proposals 1 through 7.

1	Cumulative voting.	A	A

2	Report on nuclear risk.	A	A

3	Report on PCB cleanup costs.	A	A

4	Curb over-extending Directors.	A	A

5	Report on sustainability.	A	A

6	Disclose political contributions.	A	A

7	Animal testing.	A	A

BADGLEY BALANCED FUND
PROXY COMMITTEE

COMPANY NAME:	Pfizer, Inc.
TICKER SYMBOL:	PFE
CUSIP NUMBER:	717081103
MEETING DATE:	4/28/05
PROXY STATEMENT:	On file

VOTE (F/A)
NO.	ISSUES	BP&B	MGMT

1	Election of Directors	F	F

2	A proposal to ratify the appointment of KPMG LLP	F	F
as independent registered public accounting firm for 2005.

The Board of Directors recommends a vote
“against” items 3, 4, 5, 6, 7 and 8.

3	Shareholder proposal relating to term limits for Directors.	A	A

4	Shareholder proposal requesting a report on increasing	A	A
access to Pfizer products.

5	Shareholder proposal relating to importation of	A	A
prescription drugs.

6	Shareholder proposal relating to political contributions.	A	A

7	Shareholder proposal relating to product availability in	A	A
Canada.

8	Shareholder proposal relating to the separation of	A	A
the roles of Chair and CEO and access to pharmaceutical
products.

BADGLEY BALANCED FUND
PROXY COMMITTEE

COMPANY NAME:	Harley-Davidson
TICKER SYMBOL:	HDI
CUSIP NUMBER:	412822108
MEETING DATE:	04/30/05
PROXY STATEMENT:	On file

VOTE (F/A)
NO.	ISSUES	BP&B	MGMT

1	Election of Directors	F	F

2	Approval of the Harley-Davidson, Inc. employee short-	F	F
term incentive plan.

3	Ratification of selection of Ernst & Young LLP,	F	F
independent registered public accounting firm, to be the
auditors.

BADGLEY BALANCED FUND
PROXY COMMITTEE

COMPANY NAME:	MBNA Corporation
TICKER SYMBOL:	KRB
CUSIP NUMBER:	55262L100
MEETING DATE:	05/02/05
PROXY STATEMENT:	On file

VOTE (F/A)
NO.	ISSUES	BP&B	MGMT

1	Election of Directors	F	F

2	Ratification of appointment of independent auditors.	F	F

The Board of Directors recommends a vote
“against” proposals 3 and 4.

3	Stockholder proposal to adopt a policy that the cost of	A	A
employee and Director stock options be recognized in
MBNA’s income statement.

4	Stockholder proposal to adopt a policy that a significant	A	A
portion of future equity compensation grants to senior
executives shall be shares of stock that require the
achievement of performance goals as a prerequisite to
vesting.

BADGLEY BALANCED FUND
PROXY COMMITTEE

COMPANY NAME:	Expeditors Int’l of Washington
TICKER SYMBOL:	EXPD
CUSIP NUMBER:	302130109
MEETING DATE:	5/4/05
PROXY STATEMENT:	On file

VOTE (F/A)
NO.	ISSUES	BP&B	MGMT

1	Election of Directors	F	F

2	Approval of the 2005 stock option plan as described	F	F
in the company’s proxy statement dated March 31, 2005.

3	Shareholder proposal concerning shareholder ratification	A	A
of the independent auditor selection.

BADGLEY BALANCED FUND
PROXY COMMITTEE

COMPANY NAME:	PepsiCo, Inc.
TICKER SYMBOL:	PEP
CUSIP NUMBER:	713448108
MEETING DATE:	5/4/05
PROXY STATEMENT:	On file

VOTE (F/A)
NO.	ISSUES	BP&B	MGMT

1	Election of Directors	F	F

2	Approval of auditors.	F	F

The Board of Directors recommends a vote
“against” item no. 3

3	Shareholder proposal - Political contributions disclosure.	A	A

BADGLEY BALANCED FUND
PROXY COMMITTEE

COMPANY NAME:	Ecolab Inc
TICKER SYMBOL:	ECL
CUSIP NUMBER:	278865100
MEETING DATE:	5/6/05
PROXY STATEMENT:	On file

VOTE (F/A)
NO.	ISSUES	BP&B	MGMT

1	Election of Directors	F	F

2	Approve the Ecolab Inc 2005 stock incentive plan.	F	F

3	Consider a stockholder proposal to adopt the “Director	A	A
election majority vote standard”.

4	Ratify appointment of PricewaterhouseCoopers LLP	F	F
as registered public accounting firm.

BADGLEY BALANCED FUND
PROXY COMMITTEE

COMPANY NAME:	3M Company
TICKER SYMBOL:	MMM
CUSIP NUMBER:	88579Y101
MEETING DATE:	5/10/05
PROXY STATEMENT:	On file

VOTE (F/A)
NO.	ISSUES	BP&B	MGMT

1	Election of Directors	F	F

2	Ratification of the appointment of	F	F
PricewaterhouseCoopers LLP as 3M’s independent
registered public accounting firm.

3	Approval of the 2005 management stock ownership	F	F
Program.

The Board of Directors recommends a
vote “against” items 4 and 5.

4	Stockholder proposal relating to animal testing.	A	A

5	Stockholder proposal relating to operations in China.	A	A

BADGLEY BALANCED FUND
PROXY COMMITTEE

COMPANY NAME:	Quest Diagnostics Inc
TICKER SYMBOL:	DGX
CUSIP NUMBER:	74834L100
MEETING DATE:	5/10/05
PROXY STATEMENT:	On file

VOTE (F/A)
NO.	ISSUES	BP&B	MGMT

1	Election of Directors	F	F

2	Proposal to ratify the appointment of	F	F
PricewaterhouseCoopers LLP as independent registered
public accounting firm for the fiscal year ending
December 31, 2005.

3	Proposal to approve the amended employee long-term	F	F
incentive plan.

4	Proposal to approve the amended Director long-term	F	F
incentive plan.

BADGLEY BALANCED FUND
PROXY COMMITTEE

COMPANY NAME:	Amgen Inc.
TICKER SYMBOL:	AMGN
CUSIP NUMBER:	031162100
MEETING DATE:	05/11/05
PROXY STATEMENT:	On file

VOTE (F/A)
NO.	ISSUES	BP&B	MGMT

1	Election of Directors	F	F

2	To ratify the selection of Ernst & Young LLP as the	F	F
company’s independent registered public accountants
for the year ending December 31, 2005.

3A	Stockholder proposal #1 (in vitro testing)	A	A

3B	Stockholder proposal #2 (executive compensation)	A	A

3C	Stockholder proposal #3 (stock retention)	A	A

BADGLEY BALANCED FUND
PROXY COMMITTEE

COMPANY NAME:	Mohawk Industries, Inc.
TICKER SYMBOL:	MHK
CUSIP NUMBER:	608190104
MEETING DATE:	5/18/05
PROXY STATEMENT:	On file

VOTE (F/A)
NO.	ISSUES	BP&B	MGMT

1	Election of Directors	F	F

BADGLEY BALANCED FUND
PROXY COMMITTEE

COMPANY NAME:	Michaels Stores, Inc.
TICKER SYMBOL:	MIK
CUSIP NUMBER:	594087108
MEETING DATE:	6/16/05
PROXY STATEMENT:	On file

VOTE (F/A)
NO.	ISSUES	BP&B	MGMT

1	Election of Directors	F	F

2	Ratification of the audit committee’s selection of Ernst &	F	F
Young LLP as our independent registered public
accounting firm for fiscal 2005.

3	Approval of the Michaels Stores, Inc. 2005 incentive	F	F
compensation plan.

BADGLEY BALANCED FUND
PROXY COMMITTEE

COMPANY NAME:	eBay, Inc.
TICKER SYMBOL:	EBAY
CUSIP NUMBER:	278642103
MEETING DATE:	6/23/05
PROXY STATEMENT:	On file

VOTE (F/A)
NO.	ISSUES	BP&B	MGMT

1	Election of Directors	F	F

2	To approve our eBay incentive plan in order to qualify it	F	F
under section 162(m) of the internal revenue code.

3	To approve an amendment to our certificate of	F	F
incorporation to increase the authorized number
of shares of common stock from 1,790,000,000 to
3,580,000,000 shares.

4	To ratify the selection of PricewaterhouseCoopers LLP	F	F
as our independent auditors for fiscal year ending
December 31, 2005.

The Board of Directors recommends a vote
“against” proposals 5 and 6.

5	Stockholder proposal regarding granting of performance-	A	A
vesting shares to senior executives.

6	Stockholder proposal regarding the voting standard for	A	A
Director election.

BADGLEY BALANCED FUND
PROXY COMMITTEE

COMPANY NAME:	Symantec Corporation
TICKER SYMBOL:	SYMC
CUSIP NUMBER:	871503108
MEETING DATE:	6/24/05
PROXY STATEMENT:	On file

VOTE (F/A)
NO.	ISSUES	BP&B	MGMT

1	To approve the issuance and reservation for issuance	F	F

of Symantec common stock to holders of Veritas software corporation securities pursuant to the agreement and plan of reorganization dated December 15, 2004, by and among Symantec, Carmel Acquisition Corp., a wholly owned subsidiary of Symantec, and Veritas, as the same may be amended from time to time.

2	To approve amendments to Symantec’s certificate	F	F

of incorporation to increase the authorized number of shares of common stock of Symantec from 1,600,000,000 shares, $0.01 par value per share, to 3,000,000,000 shares, $0.01 par value per share, and to authorize one share of a class of special voting stock, $1.00 par value per share.

3	To adjourn the special meeting, if necessary, if a	F	F
quorum is present, to solicit additional proxies if there are not sufficient votes in favor of the foregoing proposals.

BADGLEY BALANCED FUND
PROXY COMMITTEE

COMPANY NAME:	Bed Bath & Beyond, Inc.
TICKER SYMBOL:	BBBY
CUSIP NUMBER:	075896100
MEETING DATE:	6/30/05
PROXY STATEMENT:	On file

VOTE (F/A)
NO.	ISSUES	BP&B	MGMT

1	Election of Directors	F	F

2	Ratification of the appointment of KPMG LLP.	F	F

3	Shareholder proposal; foreign workplace monitoring.	A	A

4	Shareholder proposal; executive stock holdings.	A	A

5	Shareholder proposal; Board structure.	A	A

BADGLEY GROWTH FUND
PROXY COMMITTEE

COMPANY NAME:	Dell Inc
TICKER SYMBOL:	DELL
CUSIP NUMBER:	24702R101
MEETING DATE:	07/16/04
PROXY STATEMENT:	On file

VOTE (F/A)
NO.	ISSUES	BP&B	MGMT

1	Election of Directors	F	F

2	Ratification of independent auditors.	F	F

3	Stockholder proposal relating to expensing stock options.	A	A

BADGLEY GROWTH FUND
PROXY COMMITTEE

COMPANY NAME:	Electronic Arts Inc
TICKER SYMBOL:	ERTS
CUSIP NUMBER:	285512109
MEETING DATE:	7/29/04
PROXY STATEMENT:	On file

VOTE (F/A)
NO.	ISSUES	BP&B	MGMT

1	Election of Directors	F	F

2	Amendments to the 2000 equity incentive plan.	F	F

3	Amendment to the 2000 employee stock purchase plan.	F	F

4	Amendment of the certificate of incorporation to	F	F
consolidate common stock.

5	Amendment of the certificate of incorporation to increase	F	F
the number of authorized shares of common stock.

6	Ratification of appointment of independent auditors.	F	F

BADGLEY GROWTH FUND
PROXY COMMITTEE

COMPANY NAME:	Medtronic, Inc.
TICKER SYMBOL:	MDT
CUSIP NUMBER:	585055106
MEETING DATE:	08/26/04
PROXY STATEMENT:	On file

VOTE (F/A)
NO.	ISSUES	BP&B	MGMT

1	Election of Directors	F	F

2	To ratify the appointment of PricewaterhouseCoopers LLP	F	F
as Medtronic’s independent registered public accounting firm.

The Board of Directors recommends a vote “against” proposal 3.

3	To consider and act upon a shareholder proposal	A	A
regarding elimination of charitable contributions.

BADGLEY GROWTH FUND
PROXY COMMITTEE

COMPANY NAME:	Symantec Corporation
TICKER SYMBOL:	SYMC
CUSIP NUMBER:	871503108
MEETING DATE:	9/15/04
PROXY STATEMENT:	On file

VOTE (F/A)
NO.	ISSUES	BP&B	MGMT

1	Election of Directors	F	F

2	To approve the adoption of Symantec’s amended and	F	F
restated certificate of incorporation which would increase the number of authorized shares of common stock from 900,000,000 to 1,600,000,000.

3	To approve the adoption of the Symantec 2004 equity	F	F
incentive plan and the reservation of 9,000,000 shares of common stock for issuance there under.

4	To approve amendments to Symantec’s 2000 Director	F	F

equity incentive plan, as amended (the “Director plan”, to increase the number of shares authorized for issuance there under from 25,000 to 50,000 and to provide for proportionate adjustment to shares subject to the Director plan upon any stock dividend, stock split or similar change in Symantec’s capital structure.

5	to ratify the selection of KPMG LLP as Symantec’s	F	F
independent auditors for the 2005 fiscal year.

 BADGLEY GROWTH FUND
PROXY COMMITTEE

COMPANY NAME:	FedEx Corp.
TICKER SYMBOL:	FDX
CUSIP NUMBER:	31428X106
MEETING DATE:	9/27/04
PROXY STATEMENT:	On file

VOTE (F/A)
NO.	ISSUES	BP&B	MGMT

1	Election of Directors	F	F

2	Approval of amendments to FedEx’s bylaws to provide for	F	F
the annual election of Directors.

3	Approval of amendment to FedEx’s incentive stock plan	F	F
to increase the number of shares reserved for issuance under the plan.

4	Ratification of independent registered public accounting	F	F
firm.

 BADGLEY GROWTH FUND
PROXY COMMITTEE

COMPANY NAME:	Affiliated Computer Service, Inc.
TICKER SYMBOL:	ACS
CUSIP NUMBER:	008190100
MEETING DATE:	10/28/04
PROXY STATEMENT:	On file

VOTE (F/A)
NO.	ISSUES	BP&B	MGMT

1	Election of Directors	F	F

2	To approve the performance-based incentive	F	F
compensation for the corporation’s executive officers.

3	To ratify the appointment of PricewaterhouseCoopers LLP	F	F
as the corporations independent registered public accounting firm for fiscal year 2005.

 BADGLEY GROWTH FUND
PROXY COMMITTEE

COMPANY NAME:	Estee Lauder Companies, Inc.
TICKER SYMBOL:	EL
CUSIP NUMBER:	518439104
MEETING DATE:	11/05/04
PROXY STATEMENT:	On file

VOTE (F/A)
NO.	ISSUES	BP&B	MGMT

1	Election of Directors	F	F

2	Ratification of appointment of KPMG LLP as	F	F
independent auditors for the 2005 fiscal year.

BADGLEY GROWTH FUND
PROXY COMMITTEE

COMPANY NAME:	Microsoft Corporation
TICKER SYMBOL:	MSFT
CUSIP NUMBER:	594918104
MEETING DATE:	11/09/04
PROXY STATEMENT:	On file

VOTE (F/A)
NO.	ISSUES	BP&B	MGMT

1	Election of Directors	F	F

2	Adoption of the amendments to the 2001 stock plan	F	F
and the 1991 stock option plan.

3	Adoption of the amendments to the 1999 stock plan	F	F
for non-employee Directors. The stock option plan for non-employee Directors and the stock option plan for consultants and advisors.

4	Approval of material terms of the performance	F	F
criteria for awards under the 2001 stock plan.

5	Ratification of the selection of Deloitte & Touche LLP	F	F
as the company’s independent auditor.

BADGLEY GROWTH FUND
PROXY COMMITTEE

COMPANY NAME:	Sysco Corporation
TICKER SYMBOL:	SYY
CUSIP NUMBER:	871829107
MEETING DATE:	11/12/04
PROXY STATEMENT:	On file

VOTE (F/A)
NO.	ISSUES	BP&B	MGMT

1	Election of Directors	F	F

2	Approval of ratification of appointment of Ernst & Young	F	F
LLP as the company’s independent accountants for fiscal 2005.

3	Approval of the 2004 stock option plan.	F	F

4	Approval of the payment of compensation to certain	F	F
executive officers under the 2004 long-term incentive cash plan pursuant to section 162(m) of the internal revenue code.

The Board of Directors recommends a vote “for” proposals 2, 3 and 4 above and a vote “against” proposal 5 below

5	Shareholder proposal requesting that the Board	A	A
review the company’s policies for food products containing genetically engineered ingredients and report to shareholders within six months.

BADGLEY GROWTH FUND
PROXY COMMITTEE

COMPANY NAME:	Cisco Systems, Inc.
TICKER SYMBOL:	CSCO
CUSIP NUMBER:	17275R102
MEETING DATE:	11/18/04
PROXY STATEMENT:	On file

VOTE (F/A)
NO.	ISSUES	BP&B	MGMT

1	Election of Directors	F	F

2	To ratify the appointment of PricewaterhouseCoopers LLP	F	F
as Cisco’s independent registered public accounting for the fiscal year ending July 30, 2005.

3	Proposal submitted by shareholders requesting	A	A

that the Boards compensation committee initiate a review of Cisco’s executive compensation policies and make available, upon request, a report of that review by January 1, 2005, as more fully set forth in the accompanying proxy statement.

BADGLEY GROWTH FUND
PROXY COMMITTEE

COMPANY NAME:	Walgreen Co.
TICKER SYMBOL:	WAG
CUSIP NUMBER:	931422109
MEETING DATE:	1/12/05
PROXY STATEMENT:	On file

VOTE (F/A)
NO.	ISSUES	BP&B	MGMT

1	Election of Directors	F	F

2	Ratification of the appointment of Deloitte & Touche	F	F
as independent registered public accounting firm.

3	Shareholder proposal to amend the by-laws to separate	A	A
the positions of Chairman of the Board and chief executive officer.

 BADGLEY GROWTH FUND
PROXY COMMITTEE

COMPANY NAME:	Johnson Controls, Inc.
TICKER SYMBOL:	JCI
CUSIP NUMBER:	478366107
MEETING DATE:	1/26/05
PROXY STATEMENT:	On file

VOTE (F/A)
NO.	ISSUES	BP&B	MGMT

1	Election of Directors	F	F

2	Approval of PricewaterhouseCoopers LLP as independent	F	F
auditors for 2005.

BADGLEY GROWTH FUND
PROXY COMMITTEE

COMPANY NAME:	Costco Wholesale Corporation
TICKER SYMBOL:	COST
CUSIP NUMBER:	22160K105
MEETING DATE:	1/27/05
PROXY STATEMENT:	On file

VOTE (F/A)
NO.	ISSUES	BP&B	MGMT

1	Election of Directors	F	F

2	Amendments to the 2002 stock incentive plan.	F	F

3	Shareholder proposal to adopt a vendor code of conduct.	A	A

4	Shareholder proposal to develop a policy for land	A	A
procurement and use.

5	Ratification of selection of independent auditors.	F	F

BADGLEY GROWTH FUND
PROXY COMMITTEE

COMPANY NAME:	Starbucks Corp
TICKER SYMBOL:	SBUX
CUSIP NUMBER:	855244109
MEETING DATE:	2/09/05
PROXY STATEMENT:	On file

VOTE (F/A)
NO.	ISSUES	BP&B	MGMT

1	Election of Directors	F	F

2	Proposal to approve the Starbucks corporation 2005	F	F
equity incentive plan, including the reservation of an additional 24,000,000 shares of common stock that may be issued under the plan.

3	Proposal to ratify the selection of Deloitte & Touche LLP	F	F
as the company’s independent registered public accounting firm for the fiscal year ending October 2, 2005.

4	Proposal to require the Board of Directors of the	A	A
company to establish a policy and goal of purchasing all or substantially all of its coffee as fair trade certified (TM) coffee by 2010, if properly presented at the meeting.

BADGLEY GROWTH FUND
PROXY COMMITTEE

COMPANY NAME:	Varian Medical Systems, Inc.
TICKER SYMBOL:	VAR
CUSIP NUMBER:	92220P105
MEETING DATE:	2/17/05
PROXY STATEMENT:	On file

VOTE (F/A)
NO.	ISSUES	BP&B	MGMT

1	Election of Directors	F	F

2	Approval of Varian Medical Systems, inc 2005 omnibus	F	F
stock plan.

3	Ratify the selection of PricewaterhouseCoopers LLP	F	F
as our independent auditors for fiscal year 2005.

 BADGLEY GROWTH FUND
PROXY COMMITTEE

COMPANY NAME:	Citigroup Inc.
TICKER SYMBOL:	C
CUSIP NUMBER:	172967101
MEETING DATE:	4/19/05
PROXY STATEMENT:	On file

VOTE (F/A)
NO.	ISSUES	BP&B	MGMT

1	Election of Directors	F	F

2	Proposal to ratify the selection of KPMG LLP as Citigroup’s independent	F	F
registered public accounting firm for 2005.

3	Proposal to approve the amended and restated Citigroup 1999 stock	F	F
incentive plan.

The Board of Directors recommends a vote
“against” each of proposals 4-10.

4	Stockholder proposal requesting a curb on executive compensation, no	A	A
further stock option grants and no renewals or extensions of option plans.

5	Stockholder proposal requesting a report on political contributions.	A	A

6	Stockholder proposal requesting that the Chairman of the Board have no	A	A
management duties, titles, or responsibilities.

7	Stockholder proposal requesting that CEO compensation be limited to no more	A	A
than 100 times the average compensation paid to the company’s non-managerial workers unless prior stockholder approval is granted.

8	Stockholder proposal requesting election of Director nominees by a	A	A
majority of vote cast

9	Stockholder proposal requesting a by-law amendment prohibiting	A	A
the payment of non-deductible compensation to any officer unless prior stockholder approval is granted.

10	Stockholder proposal requesting that a simple majority vote apply on each	A	A
issue that can be subject t a shareholder vote.

BADGLEY GROWTH FUND
PROXY COMMITTEE

COMPANY NAME:	State Street Corporation
TICKER SYMBOL:	STT
CUSIP NUMBER:	857477103
MEETING DATE:	4/20/05
PROXY STATEMENT:	On file

VOTE (F/A)
NO.	ISSUES	BP&B	MGMT

1	Election of Directors	F	F

2	To ratify the selection of Ernst & Young LLP as the	F	F
company’s independent registered public accounting firm
for 2005.

BADGLEY GROWTH FUND
PROXY COMMITTEE

COMPANY NAME:	L-3 Communications Holdings
TICKER SYMBOL:	LLL
CUSIP NUMBER:	502424104
MEETING DATE:	4/26/05
PROXY STATEMENT:	On file

VOTE (F/A)
NO.	ISSUES	BP&B	MGMT

1	Election of Directors	F	F

2	Approval of PricewaterhouseCoopers LLP as independent	F	F
auditors.

 BADGLEY GROWTH FUND
PROXY COMMITTEE

COMPANY NAME:	Praxair, Inc.
TICKER SYMBOL:	PX
CUSIP NUMBER:	74005P104
MEETING DATE:	4/26/05
PROXY STATEMENT:	On file

VOTE (F/A)
NO.	ISSUES	BP&B	MGMT

1	Election of Directors	F	F

2	Proposal to approve a non-employee Directors’ equity	F	F
compensation plan.
		F	F
3	Proposal to ratify the appointment of the independent
auditor.

BADGLEY GROWTH FUND
PROXY COMMITTEE

COMPANY NAME:	Stryker Corporation
TICKER SYMBOL:	SYK
CUSIP NUMBER:	863667101
MEETING DATE:	4/26/05
PROXY STATEMENT:	On file

VOTE (F/A)
NO.	ISSUES	BP&B	MGMT

1	Election of Directors	F	F

BADGLEY GROWTH FUND
PROXY COMMITTEE

COMPANY NAME:	General Electric
TICKER SYMBOL:	GE
CUSIP NUMBER:	369604103
MEETING DATE:	4/27/05
PROXY STATEMENT:	On file

VOTE (F/A)
NO.	ISSUES	BP&B	MGMT

A	Election of Directors	F	F

B	Ratification of selection of independent auditor.	F	F

The Board of Directors recommends a vote “against” shareowner proposals 1 through 7.

1	Cumulative voting.	A	A

2	Report on nuclear risk.	A	A

3	Report on PCB cleanup costs.	A	A

4	Curb over-extending Directors.	A	A

5	Report on sustainability.	A	A

6	Disclose political contributions.	A	A

7	Animal testing.	A	A

BADGLEY GROWTH FUND
PROXY COMMITTEE

COMPANY NAME:	Pfizer, Inc.
TICKER SYMBOL:	PFE
CUSIP NUMBER:	717081103
MEETING DATE:	4/28/05
PROXY STATEMENT:	On file

VOTE (F/A)
NO.	ISSUES	BP&B	MGMT

1	Election of Directors	F	F

2	A proposal to ratify the appointment of KPMG LLP	F	F
as independent registered public accounting firm for 2005.

The Board of Directors recommends a vote
“against” items 3, 4, 5, 6, 7 and 8.

3	Shareholder proposal relating to term limits for Directors.	A	A

4	Shareholder proposal requesting a report on increasing	A	A
access to Pfizer products.

5	Shareholder proposal relating to importation of	A	A
prescription drugs.

6	Shareholder proposal relating to political contributions.	A	A

7	Shareholder proposal relating to product availability in	A	A
Canada.

8	Shareholder proposal relating to the separation of	A	A
the roles of Chair and CEO and access to pharmaceutical
products.

BADGLEY GROWTH FUND
PROXY COMMITTEE

COMPANY NAME:	Harley-Davidson
TICKER SYMBOL:	HDI
CUSIP NUMBER:	412822108
MEETING DATE:	04/30/05
PROXY STATEMENT:	On file

VOTE (F/A)
NO.	ISSUES	BP&B	MGMT

1	Election of Directors	F	F

2	Approval of the Harley-Davidson, Inc. employee short-	F	F
term incentive plan.

3	Ratification of selection of Ernst & Young LLP,	F	F
independent registered public accounting firm, to be the
auditors.

BADGLEY GROWTH FUND
PROXY COMMITTEE

COMPANY NAME:	MBNA Corporation
TICKER SYMBOL:	KRB
CUSIP NUMBER:	55262L100
MEETING DATE:	05/02/05
PROXY STATEMENT:	On file

VOTE (F/A)
NO.	ISSUES	BP&B	MGMT

1	Election of Directors	F	F

2	Ratification of appointment of independent auditors.	F	F

The Board of Directors recommends a vote
“against” proposals 3 and 4.

3	Stockholder proposal to adopt a policy that the cost of	A	A
employee and Director stock options be recognized in
MBNA’s income statement.

4	Stockholder proposal to adopt a policy that a significant	A	A
portion of future equity compensation grants to senior
executives shall be shares of stock that require the
achievement of performance goals as a prerequisite to
vesting.

BADGLEY GROWTH FUND
PROXY COMMITTEE

COMPANY NAME:	Expeditors Int’l of Washington
TICKER SYMBOL:	EXPD
CUSIP NUMBER:	302130109
MEETING DATE:	5/4/05
PROXY STATEMENT:	On file

VOTE (F/A)
NO.	ISSUES	BP&B	MGMT

1	Election of Directors	F	F

2	Approval of the 2005 stock option plan as described	F	F
in the company’s proxy statement dated March 31, 2005.

3	Shareholder proposal concerning shareholder ratification	A	A
of the independent auditor selection.

BADGLEY GROWTH FUND
PROXY COMMITTEE

COMPANY NAME:	PepsiCo, Inc.
TICKER SYMBOL:	PEP
CUSIP NUMBER:	713448108
MEETING DATE:	5/4/05
PROXY STATEMENT:	On file

VOTE (F/A)
NO.	ISSUES	BP&B	MGMT

1	Election of Directors	F	F

2	Approval of auditors.	F	F

The Board of Directors recommends a vote
“against” item no. 3

3	Shareholder proposal - Political contributions disclosure.	A	A

BADGLEY GROWTH FUND
PROXY COMMITTEE

COMPANY NAME:	Ecolab Inc
TICKER SYMBOL:	ECL
CUSIP NUMBER:	278865100
MEETING DATE:	5/6/05
PROXY STATEMENT:	On file

VOTE (F/A)
NO.	ISSUES	BP&B	MGMT

1	Election of Directors	F	F

2	Approve the Ecolab Inc 2005 stock incentive plan.	F	F

3	Consider a stockholder proposal to adopt the “Director	A	A
election majority vote standard”.

4	Ratify appointment of PricewaterhouseCoopers LLP	F	F
as registered public accounting firm.

BADGLEY GROWTH FUND
PROXY COMMITTEE

COMPANY NAME:	3M Company
TICKER SYMBOL:	MMM
CUSIP NUMBER:	88579Y101
MEETING DATE:	5/10/05
PROXY STATEMENT:	On file

VOTE (F/A)
NO.	ISSUES	BP&B	MGMT

1	Election of Directors	F	F

2	Ratification of the appointment of	F	F
PricewaterhouseCoopers LLP as 3M’s independent
registered public accounting firm.

3	Approval of the 2005 management stock ownership	F	F
Program.

The Board of Directors recommends a
vote “against” items 4 and 5.

4	Stockholder proposal relating to animal testing.	A	A

5	Stockholder proposal relating to operations in China.	A	A

BADGLEY GROWTH FUND
PROXY COMMITTEE

COMPANY NAME:	Quest Diagnostics Inc
TICKER SYMBOL:	DGX
CUSIP NUMBER:	74834L100
MEETING DATE:	5/10/05
PROXY STATEMENT:	On file

VOTE (F/A)
NO.	ISSUES	BP&B	MGMT

1	Election of Directors	F	F

2	Proposal to ratify the appointment of	F	F
PricewaterhouseCoopers LLP as independent registered
public accounting firm for the fiscal year ending
December 31, 2005.

3	Proposal to approve the amended employee long-term	F	F
incentive plan.

4	Proposal to approve the amended Director long-term	F	F
incentive plan.

BADGLEY GROWTH FUND
PROXY COMMITTEE

COMPANY NAME:	Amgen Inc.
TICKER SYMBOL:	AMGN
CUSIP NUMBER:	031162100
MEETING DATE:	05/11/05
PROXY STATEMENT:	On file

VOTE (F/A)
NO.	ISSUES	BP&B	MGMT

1	Election of Directors	F	F

2	To ratify the selection of Ernst & Young LLP as the	F	F
company’s independent registered public accountants
for the year ending December 31, 2005.

3A	Stockholder proposal #1 (in vitro testing)	A	A

3B	Stockholder proposal #2 (executive compensation)	A	A

3C	Stockholder proposal #3 (stock retention)	A	A

BADGLEY GROWTH FUND
PROXY COMMITTEE

COMPANY NAME:	Mohawk Industries, Inc.
TICKER SYMBOL:	MHK
CUSIP NUMBER:	608190104
MEETING DATE:	5/18/05
PROXY STATEMENT:	On file

VOTE (F/A)
NO.	ISSUES	BP&B	MGMT

1	Election of Directors	F	F

BADGLEY GROWTH FUND
PROXY COMMITTEE

COMPANY NAME:	Michaels Stores, Inc.
TICKER SYMBOL:	MIK
CUSIP NUMBER:	594087108
MEETING DATE:	6/16/05
PROXY STATEMENT:	On file

VOTE (F/A)
NO.	ISSUES	BP&B	MGMT

1	Election of Directors	F	F

2	Ratification of the audit committee’s selection of Ernst &	F	F
Young LLP as our independent registered public
accounting firm for fiscal 2005.

3	Approval of the Michaels Stores, Inc. 2005 incentive	F	F
compensation plan.

BADGLEY GROWTH FUND
PROXY COMMITTEE

COMPANY NAME:	eBay, Inc.
TICKER SYMBOL:	EBAY
CUSIP NUMBER:	278642103
MEETING DATE:	6/23/05
PROXY STATEMENT:	On file

VOTE (F/A)
NO.	ISSUES	BP&B	MGMT

1	Election of Directors	F	F

2	To approve our eBay incentive plan in order to qualify it	F	F
under section 162(m) of the internal revenue code.

3	To approve an amendment to our certificate of	F	F
incorporation to increase the authorized number
of shares of common stock from 1,790,000,000 to
3,580,000,000 shares.

4	To ratify the selection of PricewaterhouseCoopers LLP	F	F
as our independent auditors for fiscal year ending
December 31, 2005.

The Board of Directors recommends a vote
“against” proposals 5 and 6.

5	Stockholder proposal regarding granting of performance-	A	A
vesting shares to senior executives.

6	Stockholder proposal regarding the voting standard for	A	A
Director election.

BADGLEY GROWTH FUND
PROXY COMMITTEE

COMPANY NAME:	Symantec Corporation
TICKER SYMBOL:	SYMC
CUSIP NUMBER:	871503108
MEETING DATE:	6/24/05
PROXY STATEMENT:	On file

VOTE (F/A)
NO.	ISSUES	BP&B	MGMT

1	To approve the issuance and reservation for issuance	F	F

of Symantec common stock to holders of Veritas software corporation securities pursuant to the agreement and plan of reorganization dated December 15, 2004, by and among Symantec, Carmel Acquisition Corp., a wholly owned subsidiary of Symantec, and Veritas, as the same may be amended from time to time.

2	To approve amendments to Symantec’s certificate	F	F

of incorporation to increase the authorized number of shares of common stock of Symantec from 1,600,000,000 shares, $0.01 par value per share, to 3,000,000,000 shares, $0.01 par value per share, and to authorize one share of a class of special voting stock, $1.00 par value per share.

3	To adjourn the special meeting, if necessary, if a	F	F
quorum is present, to solicit additional proxies if there are not sufficient votes in favor of the foregoing proposals.

BADGLEY GROWTH FUND
PROXY COMMITTEE

COMPANY NAME:	Bed Bath & Beyond, Inc.
TICKER SYMBOL:	BBBY
CUSIP NUMBER:	075896100
MEETING DATE:	6/30/05
PROXY STATEMENT:	On file

VOTE (F/A)
NO.	ISSUES	BP&B	MGMT

1	Election of Directors	F	F

2	Ratification of the appointment of KPMG LLP.	F	F

3	Shareholder proposal; foreign workplace monitoring.	A	A

4	Shareholder proposal; executive stock holdings.	A	A

5	Shareholder proposal; Board structure.	A	A

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Badgley Funds, Inc.

By (Signature) /s/ J. Kevin Callaghan
Name  J. Kevin Callaghan
Title  Treasurer and Secretary

Date         5-12-06